Cover	Mar. 19, 2025
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Central Index Key	0001829953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 19, 2025
Entity Ex Transition Period	false
Entity Tax Identification Number	98-1563902
Entity File Number	001-39814
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6183
Entity Address City Or Town	Albany
Entity Address Postal Zip Code	12207
Entity Address State Or Province	NY
City Area Code	347
Local Phone Number	268-7868
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class A Ordinary Share One third Of One Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Class A Ordinary Shares Units [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Redeemable Warrants Units Each Whole Warrant Exercisable One Class A Ordinary Share Exercise Price [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW